Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Jan. 28, 2013
(Delaware Foundation® Equity Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	2,431
Expense Example, with Redemption, 5 Years	4,025
Expense Example, with Redemption, 10 Years	7,450
(Delaware Foundation® Equity Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	2,155
Expense Example, with Redemption, 5 Years	3,922
Expense Example, with Redemption, 10 Years	7,624
(Delaware Foundation® Equity Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	1,894
Expense Example, with Redemption, 5 Years	3,550
Expense Example, with Redemption, 10 Years	7,146
(Delaware Foundation® Equity Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	2,044
Expense Example, with Redemption, 5 Years	3,769
Expense Example, with Redemption, 10 Years	7,437
(Delaware Foundation® Growth Allocation Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	995
Expense Example, with Redemption, 5 Years	1,327
Expense Example, with Redemption, 10 Years	2,263
(Delaware Foundation® Growth Allocation Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	593
Expense Example, with Redemption, 3 Years	941
Expense Example, with Redemption, 5 Years	1,390
Expense Example, with Redemption, 10 Years	2,362
(Delaware Foundation® Growth Allocation Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	1,165
Expense Example, with Redemption, 10 Years	2,539
(Delaware Foundation® Growth Allocation Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,459
(Delaware Foundation® Growth Allocation Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	950
Expense Example, with Redemption, 10 Years	2,113
(Delaware Foundation® Moderate Allocation Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	684
Expense Example, with Redemption, 3 Years	938
Expense Example, with Redemption, 5 Years	1,211
Expense Example, with Redemption, 10 Years	1,989
(Delaware Foundation® Moderate Allocation Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	593
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,281
Expense Example, with Redemption, 10 Years	2,104
(Delaware Foundation® Moderate Allocation Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,056
Expense Example, with Redemption, 10 Years	2,290
(Delaware Foundation® Moderate Allocation Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,183
(Delaware Foundation® Moderate Allocation Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,853
(Delaware Foundation® Conservative Allocation Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	684
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,285
Expense Example, with Redemption, 10 Years	2,165
(Delaware Foundation® Conservative Allocation Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,346
Expense Example, with Redemption, 10 Years	2,264
(Delaware Foundation® Conservative Allocation Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,121
Expense Example, with Redemption, 10 Years	2,442
(Delaware Foundation® Conservative Allocation Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,352
(Delaware Foundation® Conservative Allocation Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	906
Expense Example, with Redemption, 10 Years	$ 2,012